INCOME TAXES - Income Tax Benefit (Expense) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current income tax expense	€ (736)	€ (756)	€ (471)
Deferred income tax (expense) benefit	(101)	563	(45)
Total	(837)	(193)	(516)
France
Current income tax expense	(485)	(320)	(158)
Deferred income tax (expense) benefit	(8)	8	8
Other countries
Current income tax expense	(251)	(436)	(312)
Deferred income tax (expense) benefit	€ (93)	€ 556	€ (53)